Business Combinations and Disposals - Purchase Allocation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Feb. 28, 2023	Oct. 31, 2022	May 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Goodwill arising on acquisition	$ 0
Valora
Disclosure of detailed information about business combination [line items]
Current assets					$ 2,988
Clients					2,581
Inventory					2,967
Other non-current assets	325				7,581
Total assets					46,562
Deferred tax liability	1,887				1,325
Other liabilities					(35,055)
Net assets acquired					10,182
Goodwill arising on acquisition					12,966
Business acquisition, consideration transferred				$ 673	23,148
Cash acquired					1,971
Net cash paid					21,177
Increase (decrease) in amounts allocated to assets in acquisition	10,482
Valora | Goodwill
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition	(7,395)
Valora | Franchise contracts
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition	(447)
Valora | Right of use assets
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition	(2,743)
Valora | Right of use assets
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date					21,299
Valora | Trademark rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date					8,699
Increase (decrease) in amounts allocated to assets in acquisition	7,617
Valora | Franchise contracts
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date					447
Valora Acquisitions One and Two
Disclosure of detailed information about business combination [line items]
Business acquisition, consideration transferred					$ 22,475
Sigma Supply
Disclosure of detailed information about business combination [line items]
Current assets						$ 132
Accounts receivable						1,252
Inventory						1,206
Other non-current assets						860
Total assets						7,351
Other liabilities						(2,104)
Net assets acquired						5,247
Goodwill arising on acquisition						2,138
Business acquisition, consideration transferred						7,385
Cash acquired						5
Net cash paid						7,380
Increase (decrease) in amounts allocated to assets in acquisition	4,635
Sigma Supply | Goodwill
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition	(3,824)
Sigma Supply | Trademark rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date						8
Increase (decrease) in amounts allocated to assets in acquisition	8
Sigma Supply | Customer relationships
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date						$ 3,893
Increase (decrease) in amounts allocated to assets in acquisition	3,893
CVI Refrigerants Ltda.
Disclosure of detailed information about business combination [line items]
Current assets								$ 615
Other non-current assets								972
Total assets								2,481
Other liabilities								(731)
Net assets acquired								1,750
Goodwill arising on acquisition								197
Business acquisition, consideration transferred								1,947
Consideration not paid on acquisition date								(186)
Consideration paid in acquisition date, net								1,761
Cash acquired								104
Net cash paid								1,657
CVI Refrigerants Ltda. | Goodwill
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date		$ 1,923
CVI Refrigerants Ltda. | Distribution rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date								894
CVI Refrigerants Ltda Acquisition One and Two
Disclosure of detailed information about business combination [line items]
Business acquisition, consideration transferred								$ 1,947
Net Pay S.A.P.I de C.V.
Disclosure of detailed information about business combination [line items]
Current assets			$ 271
Other non-current assets			97
Total assets			727
Other liabilities			(223)
Net assets acquired			504
Goodwill arising on acquisition			3,918
Business acquisition, consideration transferred			4,422
Consideration not paid on acquisition date			(596)
Cash acquired			39
Net cash paid			3,787
Net Pay S.A.P.I de C.V. | Trademark rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date			26
Net Pay S.A.P.I de C.V. | Customer relationships
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date			188
Net Pay S.A.P.I de C.V. | Technology cost
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date			$ 145
OK Market
Disclosure of detailed information about business combination [line items]
Current assets							$ 463
Other non-current assets							1,238
Total assets							1,701
Other liabilities							(1,055)
Net assets acquired							646
Goodwill arising on acquisition							623
Business acquisition, consideration transferred							1,269
Cash acquired							6
Net cash paid							$ 1,263
Atra, Hughes, Sunbelt, H.T. Berry, and Other Smaller Acquistions
Disclosure of detailed information about business combination [line items]
Current assets		2,103
Other non-current assets		909
Total assets		4,295
Other liabilities		(1,535)
Net assets acquired		2,760
Goodwill arising on acquisition		5,443
Business acquisition, consideration transferred		8,203
Cash acquired		85
Net cash paid		8,118
Increase (decrease) in amounts allocated to assets in acquisition	1,783
Atra, Hughes, Sunbelt, H.T. Berry, and Other Smaller Acquistions | Goodwill
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition	(1,054)
Atra, Hughes, Sunbelt, H.T. Berry, and Other Smaller Acquistions | Trademark rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date		14
Increase (decrease) in amounts allocated to assets in acquisition	14
Atra, Hughes, Sunbelt, H.T. Berry, and Other Smaller Acquistions | Customer relationships
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date		1,269
Increase (decrease) in amounts allocated to assets in acquisition	$ 1,269
Daycon, PJP, Next-Gen, Johnston Paper, And Other Smaller Acquisitons
Disclosure of detailed information about business combination [line items]
Current assets									$ 2,795
Other non-current assets									1,594
Total assets									7,311
Other liabilities									(2,907)
Net assets acquired									4,404
Goodwill arising on acquisition									5,545
Business acquisition, consideration transferred									9,949
Cash acquired									337
Net cash paid									9,612
Increase (decrease) in amounts allocated to assets in acquisition		3,068
Daycon, PJP, Next-Gen, Johnston Paper, And Other Smaller Acquisitons | Goodwill
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition		(2,395)
Daycon, PJP, Next-Gen, Johnston Paper, And Other Smaller Acquisitons | Trademark rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date									58
Increase (decrease) in amounts allocated to assets in acquisition		58
Daycon, PJP, Next-Gen, Johnston Paper, And Other Smaller Acquisitons | Customer relationships
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date									$ 2,864
Increase (decrease) in amounts allocated to assets in acquisition		$ 2,864